Investment Strategy	Jul. 27, 2026
Voya Core Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks total return consisting of current income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of bonds and/or derivative instruments having economic characteristics similar to bonds. For purposes of this 80% policy, “bonds” includes, bonds, debentures, notes, commercial paper, corporate debt, asset- and mortgage-

backed securities, collateralized loan obligations, collateralized mortgage obligations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, to be announced (“TBA”) securities, municipal securities and money market instruments, including money market funds denominated in U.S. dollars, and other fixed income and income-producing debt instruments issued or guaranteed by U.S. and foreign (non-U.S.) (including those located in emerging market countries) governmental or private-sector entities. The Fund may also invest in U.S. dollar denominated inflation-indexed bonds of varying maturities issued by the U.S. and foreign (non-U.S.) (including those located in emerging market countries) governments, their agencies and instrumentalities, and U.S. and foreign (non-U.S.) (including those located in emerging market countries) corporations.

The Fund invests primarily in investment grade debt instruments, which may include corporate bonds, government bonds, and mortgage-related bonds. Investment grade refers to a rating given by one or more nationally recognized statistical rating organizations (“NRSROs”) (e.g., rated Baa3 or above by Moody’s Ratings (“Moody’s”), or BBB- or above by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”)) or, if unrated, determined by the Sub-Adviser (defined below) to be of comparable quality.

The dollar-weighted average duration of the Fund will generally range between three (3) and ten (10) years. Duration is a commonly used measure of risk in debt instruments as it incorporates multiple features of debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rates. Duration is the weighted average time it takes to receive each bond’s interest payments and final return of principal, with weights based on the present value of each bond’s cash flows (i.e., future payments are discounted to account for the potential risk of such payments not being received or being worth less when received due to inflation). Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of five (5) years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of five (5) years would be expected to rise approximately 5% if market interest rates dropped by 1%.

The Fund may purchase or sell securities on a delayed delivery or forward commitment basis through the TBA market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards.

The Fund may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls, when the Sub-Adviser considers the opportunity to be economically favorable for the Fund. Buy backs and dollar rolls involve selling securities and simultaneously entering into a commitment to purchase those or similar securities on a specified future date and price from the same party.

The Fund may also invest in derivative instruments, including options, futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to hedge against market risk, to seek to enhance returns, and/or assist in managing cash.

The Fund’s sub-adviser, Voya Investment Management Co. LLC (the “Sub-Adviser”), believes that relationships between the drivers of debt instrument returns evolve over time, and that recognizing these shifts is essential to effective portfolio management. Accordingly, the Sub-Adviser employs a dynamic investment process that balances top-down macroeconomic insights with bottom-up fundamental analysis across key portfolio dimensions—sector allocation, security selection, duration, and yield curve positioning.

This process is supported by proprietary qualitative research and quantitative tools, including internal investment models and scenario-based risk analytics. Before making investment decisions, the team evaluates a range of factors including issuer creditworthiness, sector and collateral quality, market liquidity, and relative value. The process incorporates both fundamental and quantitative analysis, scenario and stress testing, and ongoing risk management to ensure each security aligns with the Fund’s objectives and risk profile. Investment decisions are informed by data from embedded sector analysts, independent cross-sector research, and market-based inputs, enabling the Sub-Adviser to identify relative value opportunities and construct portfolios aligned with changing market conditions.

In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. Third-party evaluations may be provided by firms that provide broad rating services, as well as firms specializing in ESG ratings. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser.

The Sub-Adviser may determine to sell portfolio securities to seek to secure gains, limit losses, or redeploy assets into opportunities the Sub-Adviser believes may prove more promising. The Fund’s strategy is expected to result in a high annual portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of bonds and/or derivative instruments having economic characteristics similar to bonds.
Voya Multi-Sector Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks high levels of current income with a secondary objective of long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of income producing bonds and/or derivative instruments having economic characteristics similar to income producing bonds. For purposes of this 80% policy, “income producing bonds” includes bonds, debentures, notes, commercial paper, bank loans and floating rate secured loans and related assignments and participations, corporate debt, convertible securities, asset- and mortgage-backed securities, collateralized loan obligations, collateralized mortgage obligations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, to be announced (“TBA”) securities, and money market instruments, including money market funds denominated in U.S. dollars or foreign (non-U.S.) currencies, and other fixed income and income-producing debt instruments issued or guaranteed by U.S. and foreign (non-U.S.) (including those located in emerging market countries) governmental or private-sector entities. The Fund may also invest in inflation-indexed bonds of varying maturities issued by the U.S. and foreign (non-U.S.) (including those located in emerging market countries) governments, their agencies and instrumentalities, and U.S. and foreign (non-U.S.) (including those located in emerging market countries) corporations.

The Fund’s bond investments may include both investment grade securities as well as securities rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”). The Fund may invest up to 65% of the portfolio in securities rated below investment grade. Below investment grade refers to a rating given by one or more nationally recognized statistical rating organizations (“NRSROs”) (e.g., rated Ba1 or below by Moody’s Ratings (“Moody’s”), or BB + or below by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”)) or, if unrated, determined by the Sub-Adviser (defined below) to be of comparable quality.

The Fund has flexibility to invest across a broad range of debt instruments and derivatives. The dollar-weighted average duration of the Fund will generally range between zero (0) and ten (10) years. Duration is a commonly used measure of risk in debt instruments as it incorporates multiple features of debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rates. Duration is the weighted average time it takes to receive each bond’s interest payments and final return of principal, with weights based on the present value of each bond’s cash flows (i.e., future payments are discounted to account for the potential risk of such payments not being received or being worth less when received due to inflation). Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of five (5) years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of five (5) years would be expected to rise approximately 5% if market interest rates dropped by 1%.

Floating rate loans and other floating rate debt instruments include floating rate bonds, floating rate notes, floating rate debentures, and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and foreign (non-U.S.) corporations or other business entities. The Fund may purchase or sell securities on a delayed delivery or forward commitment basis through the TBA market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards.

The Fund may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls, when the Sub-Adviser considers the opportunity to be economically favorable for the Fund. Buy backs and dollar rolls involve selling securities and simultaneously entering into a commitment to purchase those or similar securities on a specified future date and price from the same party.

The Fund may also invest in derivative instruments, including options, futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and currency forwards, as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to hedge against market risk, to seek to enhance returns, and/or assist in managing cash.

The Fund’s sub-adviser, Voya Investment Management Co. LLC (the “Sub-Adviser”), believes that relationships between the drivers of debt instrument returns evolve over time, and that recognizing these shifts is essential to effective portfolio management. Accordingly, the Sub-Adviser employs a dynamic investment process that balances top-down macroeconomic insights with bottom-up fundamental analysis across key portfolio dimensions—sector allocation, security selection, duration, and yield curve positioning.

This process is supported by proprietary qualitative research and quantitative tools, including internal investment models and scenario-based risk analytics. Before making investment decisions, the team evaluates a range of factors including issuer creditworthiness, sector and collateral quality, market liquidity, and relative value. The process incorporates both fundamental and quantitative analysis, scenario and stress testing, and ongoing risk management to ensure each security aligns with the Fund’s objectives and risk profile. Investment decisions are informed by data from embedded sector analysts, independent cross-sector research, and market-based inputs, enabling the Sub-Adviser to identify relative value opportunities and construct portfolios aligned with changing market conditions.

In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. Third-party evaluations may be provided by firms that provide broad rating services, as well as firms specializing in ESG ratings. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser.

The Sub-Adviser may determine to sell portfolio securities to seek to secure gains, limit losses, or redeploy assets into opportunities the Sub-Adviser believes may prove more promising. The Fund’s strategy is expected to result in a high annual portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of income producing bonds and/or derivative instruments having economic characteristics similar to income producing bonds.
Voya Ultra Short Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks high levels of current income consistent with preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of income producing bonds and/or derivative instruments having economic characteristics similar to income producing bonds. For purposes of this 80% policy, “income producing bonds” includes, bonds, debt instruments, U.S. government securities, securities of foreign (non-U.S.) governments, and supranational organizations, mortgage-backed and asset-backed debt instruments, collateralized loan obligations, collateralized mortgage obligations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, bank loans and floating rate secured loans, municipal bonds, notes, and commercial paper, to be announced (“TBA”) securities, debt instruments of foreign (non-U.S.) (including those located in emerging market countries) issuers and other fixed income and income-producing debt instruments issued or guaranteed by governmental or private-sector entities.

Under normal circumstances, the average dollar-weighted duration of the Fund will not exceed one (1) year. Because of the Fund’s holdings in amortizing and/or sinking fund securities (i.e., securities where periodic interest payments are aggregated into a special account which is paid out at maturity) such as, but not exclusively, asset-backed, commercial mortgage-backed, residential mortgage-backed, collateralized loan obligations (“CLOs”), and corporate bonds, the Fund’s average dollar-weighted duration reflects the average time it takes to receive the Fund’s expected cash flows from its investments, based on certain assumptions about when borrowers may repay their loans early.

Duration is a commonly used measure of risk in debt instruments as it incorporates multiple features of debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rates. Duration is the weighted average time it takes to receive each bond’s interest payments and final return of principal, with weights based on the present value of each bond’s cash flows (i.e., future payments are discounted to account for the potential risk of such payments not being received or being worth less when received due to inflation). Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of one (1) year would be expected to fall approximately 1% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of one (1) year would be expected to rise approximately 1% if market interest rates dropped by 1%.

The Fund invests in non-government issued debt instruments, issued by companies of all sizes, rated investment grade, but may also invest up to 15% of its total assets in securities rated below investment grade (sometimes referred to as “high-yield securities”, “high- yield bonds”, or junk bonds”). Below investment grade refers to a rating given by one or more nationally recognized statistical rating organizations (“NRSROs”) (e.g., rated Ba1 or below by Moody’s Ratings (“Moody’s”), or BB+ or below by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”)) or, if unrated, determined by the Fund to be of comparable quality. Money market securities must be rated in the two highest tiers by Moody’s (P-1 or P-2), S&P (A-1+, A-1, or A-2), or Fitch (F-1+, F-1, or F-2) or, if unrated, determined by the Fund to be of comparable quality.

Floating rate loans and other floating rate debt instruments include floating rate bonds, floating rate notes, floating rate debentures, and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and foreign (non-U.S.) corporations or other business entities. The Fund may purchase or sell securities on a delayed delivery or forward commitment basis through the TBA market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards.

The Fund may also invest in derivative instruments, including swap agreements (credit default swaps, interest rate swaps, and total return swaps), as well as options, options on swap agreements and futures contracts involving securities, securities indices and interest rates to hedge against market risk, to enhance returns, and as a substitute for taking a position in the underlying asset. The Fund may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls, when the Sub-Adviser (defined below) considers the opportunity to be economically favorable for the Fund. Buy backs and dollar rolls involve selling securities and simultaneously entering into a commitment to purchase those or similar securities on a specified future date and price from the same party.

The Fund’s sub-adviser, Voya Investment Management Co. LLC (the “Sub-Adviser”), believes that relationships between the drivers of debt instrument returns evolve over time, and that recognizing these shifts is essential to effective portfolio management. Accordingly, the Sub-Adviser employs a dynamic investment process that balances top-down macroeconomic insights with bottom-up fundamental analysis across key portfolio dimensions—sector allocation, security selection, duration, and yield curve positioning.

This process is supported by proprietary qualitative research and quantitative tools, including internal investment models and scenario-based risk analytics. Before making investment decisions, the team evaluates a range of factors including issuer creditworthiness, sector and collateral quality, market liquidity, and relative value. The process incorporates both fundamental and quantitative analysis, scenario and stress testing, and ongoing risk management to ensure each security aligns with the Fund’s objectives and risk profile. Investment decisions are informed by data from embedded sector analysts, independent cross-sector research, and market-based inputs, enabling the Sub-Adviser to identify relative value opportunities and construct portfolios aligned with changing market conditions.

In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. Third-party evaluations may be provided by firms that provide broad rating services, as well as firms specializing in ESG ratings. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser.

The Sub-Adviser may determine to sell portfolio securities to seek to secure gains, limit losses, or redeploy assets into opportunities the Sub-Adviser believes may prove more promising. The Fund’s strategy is expected to result in a high annual portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of income producing bonds and/or derivative instruments having economic characteristics similar to income producing bonds.